Loans, Impaired Loans, and Allowance for Credit Losses (Schedule of Incremental Lifetime ECL Impact) (Details) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
IFRS Statement [Line Items]
Incremental lifetime ECLs impact	$ 1,691	$ 1,702
12-month expected credit losses [member]
IFRS Statement [Line Items]
All performing loans and off-balance sheet instruments using 12-month ECLs	6,206	6,435
Stage One And Two [Member]
IFRS Statement [Line Items]
Probability-weighted ECLs	$ 7,897	$ 8,137